Condensed Financial Information - Parent Company Only - Condensed Statements of Financial Position (Parenthetical) (Details) - Parent - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Banking Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Investment under the equity method	₸ 208,824	₸ 199,331
Other Subsidiaries
Disclosure of information about consolidated structured entities [line items]
Investment under the equity method	₸ 77,624	₸ 88,881